6. INCOME TAXES - Deferred Tax Assets (Details) (Annual Report, USD $)	Dec. 31, 2012
Annual Report
The components of the net deferred tax asset as of December 31, 2012 are as follows:
Effect of net operating loss carry forward	$ 10,484,000
Less evaluation allowance	(10,484,000)
Net deferred tax asset	$ 0